UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Yield Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Auto Components — 0.3%
Delphi Automotive Plc	1,500	$73,215
The Goodyear Tire & Rubber Co. (a)	4,088	61,892

		135,107

Automobiles — 1.4%
General Motors Co. (a)	19,974	676,919

Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	1,210	16,153

Capital Markets — 1.7%
American Capital Ltd. (a)	58,948	785,777
E*Trade Financial Corp. (a)	4,900	56,987

		842,764

Chemicals — 0.4%
ADA-ES, Inc. (a)	300	11,205
CF Industries Holdings, Inc.	300	57,288
Huntsman Corp.	7,100	138,095

		206,588

Commercial Banks — 0.4%
CIT Group, Inc. (a)	4,436	204,411

Diversified Financial Services — 0.4%
Bank of America Corp.	9,070	123,896
Citigroup, Inc.	1,416	73,618

		197,514

Diversified Telecommunication Services — 0.3%
Broadview Networks Holdings, Inc. (a)	6,337	39,923
Level 3 Communications, Inc. (a)	4,300	92,149

		132,072

Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment Corp. (a)	7,749	112,283
Travelport LLC (a)	182,789	149,887

		262,170

Household Durables — 0.1%
MDC Holdings, Inc.	500	18,555
Meritage Homes Corp. (a)	500	23,680
PulteGroup, Inc. (a)	1,000	21,590

		63,825

Insurance — 0.8%
American International Group, Inc. (a)	9,510	422,815

Media — 0.2%
Cablevision Systems Corp., Class A	7,255	109,696

Oil, Gas & Consumable Fuels — 0.0%
African Petroleum Corp. Ltd. (a)	17,200	3,128

Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)	8,875	32,444
Ainsworth Lumber Co. Ltd. (a)(b)	2,507	9,140
NewPage Holdings Corp. (a)(h)	1,460	138,700

		180,284

		Shares	Value
Common Stocks

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor Ltd. (a)		747	$11,892
NXP Semiconductors NV (a)		1,568	48,373

			60,265

Software — 0.2%
Bankruptcy Management Solutions, Inc. (a)		91	—
HMH Holdings/EduMedia (a)		3,231	85,464

			85,464

Wireless Telecommunication Services — 0.6%
Crown Castle International Corp. (a)		1,927	137,299
SBA Communications Corp., Class A (a)		1,927	145,045

			282,344

Total Common Stocks – 7.8%			3,881,519

		Par (000)	Value
Corporate Bonds

Aerospace & Defense — 0.9%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	100	103,500
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18		110	119,900
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		210	228,900

			452,300

Air Freight & Logistics — 0.2%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		59	59,015
Series 2, 12.38%, 8/16/15		60	59,781

			118,796

Airlines — 2.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		48	49,190
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		179	189,127
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		82	84,851
Series 2012-3, Class C, 6.13%, 4/29/18		155	162,750

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Airlines (concluded)
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24	USD	100	$110,461
US Airways Group, Inc., 6.13%, 6/01/18		55	53,556
US Airways Pass-Through Trust:
Series 2011-1, Class C 10.88%, 10/22/14		74	79,069
Series 2012-1, Class C 9.13%, 10/01/15		74	80,044
Series 2012-2, Class B 6.75%, 12/03/22		60	65,550
Series 2012-2, Class C 5.45%, 6/03/18 (c)		160	157,600
Series 2013-1, Class B 5.38%, 5/15/23		155	159,263

			1,191,461

Auto Components — 2.8%
Affinia Group, Inc., 7.75%, 5/01/21 (b)		110	114,400
Dana Holding Corp., 6.75%, 2/15/21		180	193,500
Delphi Corp., 6.13%, 5/15/21		15	16,556
Icahn Enterprises LP, 8.00%, 1/15/18		650	689,000
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		85	94,882
Jaguar Land Rover Automotive Plc (FKA Jaguar Land Rover Plc), 8.25%, 3/15/20	GBP	100	171,692
Titan International, Inc., 7.88%, 10/01/17 (b)	USD	80	85,600

			1,365,630

Beverages — 0.3%
Crown European Holdings SA, 7.13%, 8/15/18	EUR	92	129,442

Building Products — 1.3%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)	USD	75	75,938
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		68	68,340
Building Materials Corp. of America (b):
7.00%, 2/15/20		20	21,400
6.75%, 5/01/21		160	173,200
Momentive Performance Materials, Inc., 8.88%, 10/15/20		129	138,997
Texas Industries, Inc., 9.25%, 8/15/20		39	43,193
USG Corp., 9.75%, 1/15/18		115	135,412

			656,480

		Par (000)	Value
Corporate Bonds

Capital Markets — 0.2%
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (d)(e)	USD	71	$80,585

Chemicals — 2.2%
Axiall Corp., 4.88%, 5/15/23 (b)		18	18,090
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		60	81,323
Celanese US Holdings LLC, 5.88%, 6/15/21		150	165,375
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		64	64,480
Huntsman International LLC, 8.63%, 3/15/21		25	27,938
INEOS Finance Plc (b):
8.38%, 2/15/19		100	111,500
7.50%, 5/01/20		75	82,312
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19		20	20,950
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		15	15,075
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		35	35,875
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)		200	222,500
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		28	28,210
PolyOne Corp., 7.38%, 9/15/20		35	38,587
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		136	138,720
Tronox Finance LLC, 6.38%, 8/15/20 (b)		29	28,493

			1,079,428

Commercial Banks — 0.9%
CIT Group, Inc.:
5.25%, 3/15/18		130	139,750
6.63%, 4/01/18 (b)		40	45,000
5.50%, 2/15/19 (b)		115	124,487
5.00%, 8/15/22		33	35,145
6.00%, 4/01/36		90	89,402

			433,784

Commercial Services & Supplies — 3.7%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		46	49,335
ARAMARK Holdings Corp., 5.75%, 3/15/20 (b)		108	111,780
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		92	102,061
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		152	159,220
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		7	7,578

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	2

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Commercial Services & Supplies (concluded)
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (b)	USD	101	$102,515
Covanta Holding Corp., 6.38%, 10/01/22		135	145,627
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		14	14,700
Mobile Mini, Inc., 7.88%, 12/01/20		60	66,450
The Hertz Corp., 6.25%, 10/15/22		45	48,881
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		11	12,430
UR Merger Sub Corp.:
5.75%, 7/15/18		43	45,903
7.38%, 5/15/20		75	82,312
8.25%, 2/01/21		77	85,277
7.63%, 4/15/22		521	577,007
6.13%, 6/15/23		30	31,425
Verisure Holding AB, 8.75%, 9/01/18	EUR	100	143,622
West Corp., 8.63%, 10/01/18	USD	25	27,438

			1,813,561

Communications Equipment — 1.3%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		10	7,950
6.45%, 3/15/29		32	25,680
Avaya, Inc. (b):
7.00%, 4/01/19		45	41,962
10.50%, 3/01/21		94	78,960
CommScope Holding Co., Inc., 6.63%, 6/01/20 (b)(f)		80	79,000
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		155	172,050
10.13%, 7/01/20		220	255,750

			661,352

Computers & Peripherals — 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (e)		31	47,934
SanDisk Corp., 1.50%, 8/15/17 (e)		50	66,344

			114,278

Construction & Engineering — 0.3%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		35	34,650
H&E Equipment Services, Inc., 7.00%, 9/01/22		79	85,320
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)		26	27,040

			147,010

		Par (000)	Value
Corporate Bonds

Construction Materials — 3.1%
HD Supply, Inc.:
8.13%, 4/15/19	USD	593	$658,230
11.00%, 4/15/20		265	318,331
7.50%, 7/15/20 (b)		416	440,960
11.50%, 7/15/20		85	99,875

			1,517,396

Consumer Finance — 1.6%
Credit Acceptance Corp., 9.13%, 2/01/17		80	86,400
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		120	143,539
6.63%, 8/15/17		230	267,486
5.88%, 8/02/21		200	227,813
iStar Financial, Inc., 4.88%, 7/01/18		67	66,498

			791,736

Containers & Packaging — 2.1%
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc. (b):
9.13%, 10/15/20		200	219,000
7.00%, 11/15/20		200	205,000
4.88%, 11/15/22		200	199,500
Berry Plastics Corp., 9.75%, 1/15/21		30	34,650
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		4	4,370
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		5	4,887
Graphic Packaging International, Inc., 7.88%, 10/01/18		60	65,850
Leucadia National Corp., 8.13%, 9/15/15		140	158,900
Pactiv LLC, 7.95%, 12/15/25		73	69,350
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		67	75,040

			1,036,547

Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17		229	243,885

Diversified Consumer Services — 1.1%
313 Group, Inc. (b):
6.38%, 12/01/19		165	164,588
8.75%, 12/01/20		98	99,470
Laureate Education, Inc., 9.25%, 9/01/19 (b)		205	229,600
ServiceMaster Co., 8.00%, 2/15/20		35	36,006

			529,664

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Diversified Financial Services — 6.1%
Aircastle Ltd.:
6.75%, 4/15/17	USD	55	$60,500
6.25%, 12/01/19		53	57,372
Ally Financial, Inc., 8.00%, 11/01/31		872	1,124,880
CNG Holdings, Inc., 9.38%, 5/15/20 (b)		60	59,700
DPL, Inc.:
6.50%, 10/15/16		52	56,030
7.25%, 10/15/21		143	154,440
General Motors Financial Co., Inc. (b):
2.75%, 5/15/16		88	87,868
3.25%, 5/15/18		51	50,554
4.25%, 5/15/23		15	14,625
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (b)(c)		37	36,168
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	201,000
Nuveen Investments, Inc., 9.13%, 10/15/17 (b)		47	49,350
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19		100	105,000
9.88%, 8/15/19		175	190,750
5.75%, 10/15/20		480	487,200
6.88%, 2/15/21		115	122,762
WMG Acquisition Corp.:
11.50%, 10/01/18		72	84,960
6.00%, 1/15/21 (b)		49	51,695

			2,994,854

Diversified Telecommunication Services — 2.4%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		98	99,572
CenturyLink, Inc., Series V, 5.63%, 4/01/20		121	125,084
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		70	68,688
Consolidated Communications Finance Co., 10.88%, 6/01/20		55	63,525
Level 3 Communications, Inc., 8.88%, 6/01/19		55	59,675
Level 3 Financing, Inc.:
8.13%, 7/01/19		355	384,287
7.00%, 6/01/20		75	78,937
8.63%, 7/15/20		140	154,000
tw telecom Holdings, Inc., 5.38%, 10/01/22		50	51,750
Windstream Corp.:
8.13%, 8/01/13		25	25,188
7.88%, 11/01/17		70	80,500
6.38%, 8/01/23		12	11,850

			1,203,056

		Par (000)	Value
Corporate Bonds

Electric Utilities — 0.5%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.25%, 12/01/18 (b)(f)	USD	110	$99,275
Homer City Generation LP, 8.73%, 10/01/26 (f)		35	37,187
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		84	94,762

			231,224

Electrical Equipment — 0.3%
Belden, Inc., 5.50%, 9/01/22 (b)		60	61,650
General Cable Corp., 5.75%, 10/01/22 (b)		100	103,000

			164,650

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18		40	48,400

Energy Equipment & Services — 3.9%
Atwood Oceanics, Inc., 6.50%, 2/01/20		25	26,781
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		55	56,650
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		65	66,787
6.50%, 6/01/21		200	209,000
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)		196	208,740
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (b)		9	9,180
Gulfmark Offshore, Inc., 6.38%, 3/15/22		25	26,000
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		50	52,125
MEG Energy Corp. (b):
6.50%, 3/15/21		253	261,855
6.38%, 1/30/23		36	36,900
Oil States International, Inc., 6.50%, 6/01/19		75	80,812
Peabody Energy Corp.:
6.00%, 11/15/18		109	116,630
6.25%, 11/15/21		121	126,445
7.88%, 11/01/26		65	69,550
4.75%, 12/15/41 (e)		70	60,244
Precision Drilling Corp.:
6.63%, 11/15/20		10	10,700
6.50%, 12/15/21		45	48,263
Seadrill Ltd., 5.63%, 9/15/17 (b)		410	420,250
Tervita Corp., 8.00%, 11/15/18 (b)		61	63,135

			1,950,047

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	4

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20	USD	60	$67,725

Food Products — 0.6%
Darling International, Inc., 8.50%, 12/15/18		20	22,400
Del Monte Corp., 7.63%, 2/15/19		9	9,326
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (b)		64	64,240
Post Holdings, Inc., 7.38%, 2/15/22		110	122,513
Smithfield Foods, Inc., 6.63%, 8/15/22		82	93,275

			311,754

Health Care Equipment & Supplies — 2.5%
Biomet, Inc. (b):
6.50%, 8/01/20		366	385,215
6.50%, 10/01/20		383	387,787
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18		63	69,615
7.75%, 4/15/18		20	20,700
9.88%, 4/15/18		80	87,800
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		50	55,625
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		80	92,000
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19		95	97,850
Teleflex, Inc., 6.88%, 6/01/19		50	54,000

			1,250,592

Health Care Providers & Services — 7.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		95	103,788
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		140	145,950
7.13%, 7/15/20		75	82,313
Crown Newco 3 Plc, 7.00%, 2/15/18	GBP	100	158,777
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	148	157,620
HCA Holdings, Inc., 6.25%, 2/15/21		123	131,610
HCA, Inc.:
8.50%, 4/15/19		25	27,250
6.50%, 2/15/20		531	598,702
7.88%, 2/15/20		145	158,050
7.25%, 9/15/20		510	561,000
5.88%, 3/15/22		95	104,262
4.75%, 5/01/23		64	63,840
Hologic, Inc., 6.25%, 8/01/20		117	125,044
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		95	99,275

		Par (000)	Value
Corporate Bonds

Health Care Providers & Services (concluded)
INC Research LLC, 11.50%, 7/15/19 (b)	USD	59	$63,425
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		100	106,500
Omnicare, Inc.:
7.75%, 6/01/20		160	177,200
3.75%, 4/01/42 (e)		47	57,193
Symbion, Inc., 8.00%, 6/15/16		55	58,163
Tenet Healthcare Corp.:
6.25%, 11/01/18		195	215,962
6.75%, 2/01/20		90	94,500
4.50%, 4/01/21 (b)		78	76,635
4.38%, 10/01/21 (b)		106	102,820
Vanguard Health Holding Co II LLC/Vanguard Holding Co II, Inc.:
8.00%, 2/01/18		40	42,450
7.75%, 2/01/19		75	80,250

			3,592,579

Health Care Technology — 1.0%
IMS Health, Inc. (b):
12.50%, 3/01/18		410	481,237
6.00%, 11/01/20		24	25,380

			506,617

Hotels, Restaurants & Leisure — 1.8%
Diamond Resorts Corp., 12.00%, 8/15/18		200	223,250
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19		10	10,800
5.88%, 3/15/21		36	35,820
MCE Finance Ltd., 5.00%, 2/15/21 (b)		200	200,000
MTR Gaming Group, Inc., 11.50%, 8/01/19 (f)		25	26,978
Regal Entertainment Group, 5.75%, 2/01/25		44	43,890
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		100	100,500
Station Casinos LLC, 7.50%, 3/01/21 (b)		233	244,067
Travelport LLC/Travelport Holdings, Inc. (b):
6.40%, 3/01/16 (g)		10	9,262
11.88%, 9/01/16		5	5,206
Tropicana Entertainment LLC/ Tropicana Finance Corp., 9.63%, 12/15/14 (a)(h)		25	—
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22		13	13,683

			913,456

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Household Durables — 2.7%
Ashton Woods USA LLC/Ashton Woods Finance Corp., 6.88%, 2/15/21 (b)	USD	38	$39,378
Beazer Homes USA, Inc., 6.63%, 4/15/18		10	10,838
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		70	74,900
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		160	177,200
Libbey Glass, Inc., 6.88%, 5/15/20		90	97,425
PH Holding LLC, 9.75%, 12/31/17		55	56,650
Pulte Group, Inc., 6.38%, 5/15/33		30	30,300
The Ryland Group, Inc., 6.63%, 5/01/20		60	66,900
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	100	140,535
Standard Pacific Corp.:
10.75%, 9/15/16	USD	300	370,500
8.38%, 1/15/21		170	204,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		45	45,562

			1,314,188

Household Products — 0.9%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	136,474
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	63	67,646
6.63%, 11/15/22		40	43,200
Spectrum Brands, Inc.:
9.50%, 6/15/18		160	177,000
6.75%, 3/15/20		17	18,275

			442,595

Independent Power Producers & Energy Traders — 4.2%
The AES Corp., 4.88%, 5/15/23		5	4,913
Calpine Corp., 7.50%, 2/15/21 (b)		7	7,595
Dynegy, Inc., 5.88%, 6/01/23 (b)		50	49,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)		125	132,500
10.00%, 12/01/20 (b)		370	419,487
10.00%, 12/01/20		583	663,891
11.75%, 3/01/22 (b)(i)		127	144,621
GenOn REMA LLC, Series B, 9.24%, 7/02/17		35	38,508
Laredo Petroleum, Inc.:
9.50%, 2/15/19		90	101,925
7.38%, 5/01/22		60	66,000
NRG Energy, Inc.:
7.63%, 1/15/18		313	352,907
6.63%, 3/15/23 (b)		9	9,518
QEP Resources, Inc.:
5.38%, 10/01/22		56	57,400
		Par (000)	Value
Corporate Bonds

Independent Power Producers & Energy Traders (concluded)
QEP Resources, Inc. (concluded):
5.25%, 5/01/23	USD	40	$40,400

			2,088,915

Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (b)		100	100,000

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		186	194,835
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		37	40,099
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		106	109,180

			344,114

Internet Software & Services — 0.1%
VeriSign, Inc., 4.63%, 5/01/23 (b)		45	45,225

IT Services — 4.2%
Ceridian Corp.:
11.25%, 11/15/15		20	20,600
8.88%, 7/15/19 (b)		210	239,400
11.00%, 3/15/21 (b)		249	284,482
Epicor Software Corp., 8.63%, 5/01/19		87	94,612
First Data Corp.:
7.38%, 6/15/19 (b)		400	422,000
8.88%, 8/15/20 (b)		90	99,450
6.75%, 11/01/20 (b)		271	283,195
8.25%, 1/15/21 (b)		18	19,080
12.63%, 1/15/21		61	66,643
10.63%, 6/15/21 (b)		124	124,620
11.75%, 8/15/21 (b)		65	62,888
SunGard Data Systems, Inc.:
7.38%, 11/15/18		150	159,750
6.63%, 11/01/19 (b)		130	136,825
WEX, Inc., 4.75%, 2/01/23 (b)		81	80,797

			2,094,342

Machinery — 0.7%
Dematic SA, 7.75%, 12/15/20 (b)		15	16,163
The Manitowoc Co., Inc., 5.88%, 10/15/22		80	85,100
Navistar International Corp., 8.25%, 11/01/21		58	59,087
SPX Corp., 6.88%, 9/01/17		30	33,375
Terex Corp., 6.00%, 5/15/21		75	79,312
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)		67	66,749

			339,786

Media — 10.0%
Affinion Group, Inc., 7.88%, 12/15/18		63	48,510

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	6

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Media (continued)
AMC Networks, Inc.:
7.75%, 7/15/21	USD	40	$45,300
4.75%, 12/15/22		59	58,852
Cablevision Systems Corp., 5.88%, 9/15/22		95	94,050
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		105	105,000
5.13%, 2/15/23		125	122,500
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		99	79,695
Checkout Holding Corp., 9.83%, 11/15/15 (b)(d)		80	63,200
Cinemark USA, Inc., 5.13%, 12/15/22		42	42,630
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (b)(c)		95	95,475
9.00%, 3/01/21		278	275,915
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		102	107,100
6.50%, 11/15/22 (b)		347	366,085
Series B 7.63%, 3/15/20		187	198,687
DISH DBS Corp.:
4.25%, 4/01/18 (b)		85	82,875
5.13%, 5/01/20 (b)		150	146,250
5.88%, 7/15/22		250	250,625
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		60	66,750
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)(c)		250	245,000
Intelsat Luxembourg SA (b):
6.75%, 6/01/18		210	218,925
7.75%, 6/01/21		75	78,844
Interactive Data Corp., 10.25%, 8/01/18		220	246,950
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		55	58,025
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		125	134,062
The McClatchy Co., 9.00%, 12/15/22 (b)		90	97,200
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		94	101,520
The New York Times Co., 6.63%, 12/15/16		225	249,469
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18		319	350,900
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)		29	29,363
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(b)(e)(h)		414	207
Sirius XM Radio, Inc. (b):
4.25%, 5/15/20		85	83,300
4.63%, 5/15/23		42	40,320
		Par (000)	Value
Corporate Bonds

Media (concluded)
Sterling Entertainment Corp., 10.00%, 12/15/19	USD	150	$150,000
Unitymedia GmbH, 9.50%, 3/15/21	EUR	100	149,738
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50%, 3/15/19		112	158,382
Univision Communications, Inc. (b):
8.50%, 5/15/21	USD	48	51,960
6.75%, 9/15/22		63	67,725
5.13%, 5/15/23		116	113,680
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		55	58,300

			4,933,369

Metals & Mining — 3.1%
ArcelorMittal:
9.50%, 2/15/15		40	44,400
4.25%, 8/05/15		65	67,113
4.25%, 3/01/16		25	25,938
5.00%, 2/25/17		68	70,720
6.13%, 6/01/18		68	72,080
FMG Resources August 2006 Property Ltd. (b):
6.38%, 2/01/16		27	27,132
6.00%, 4/01/17		75	75,937
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)		50	56,000
GoldCorp, Inc., 2.00%, 8/01/14 (e)		85	86,647
Kaiser Aluminum Corp., 8.25%, 6/01/20		35	39,463
New Gold, Inc., 7.00%, 4/15/20 (b)		25	26,500
New World Resources NV, 7.88%, 5/01/18	EUR	60	62,388
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	USD	90	93,881
Novelis, Inc., 8.75%, 12/15/20		545	609,037
Steel Dynamics, Inc., 6.38%, 8/15/22 (b)		40	43,600
Taseko Mines Ltd., 7.75%, 4/15/19		70	71,400
Walter Energy, Inc. (b):
9.88%, 12/15/20		22	23,485
8.50%, 4/15/21		20	20,100

			1,515,821

Multiline Retail — 0.7%
Dollar General Corp., 4.13%, 7/15/17		134	145,425
Dufry Finance SCA, 5.50%, 10/15/20 (b)		200	210,500

			355,925

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels — 9.3%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21	USD	11	$11,660
6.13%, 7/15/22		45	48,150
4.88%, 5/15/23		72	71,100
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (e)		142	140,580
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		31	32,240
Aurora USA Oil & Gas, Inc. (b):
9.88%, 2/15/17		115	126,212
7.50%, 4/01/20		55	56,100
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (b)		14	14,630
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		40	43,400
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		38	41,040
Chaparral Energy, Inc., 7.63%, 11/15/22		35	37,800
Chesapeake Energy Corp.:
7.25%, 12/15/18		20	23,050
6.63%, 8/15/20		14	15,575
6.88%, 11/15/20		46	51,750
6.13%, 2/15/21		11	11,990
Concho Resources, Inc.:
7.00%, 1/15/21		25	27,188
6.50%, 1/15/22		52	56,160
5.50%, 10/01/22		63	65,047
5.50%, 4/01/23		12	12,270
CONSOL Energy, Inc., 8.25%, 4/01/20		50	55,250
Continental Resources, Inc., 7.13%, 4/01/21		60	67,350
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		25	26,875
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		57	58,710
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (b)		65	67,275
Denbury Resources, Inc., 4.63%, 7/15/23		128	123,840
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		75	83,250
7.75%, 6/15/19		90	96,300
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		35	39,681
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		55	59,400
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19	USD	25	$25,688
Halcon Resources Corp., 8.88%, 5/15/21		72	73,260
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)		45	49,500
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20		25	26,563
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		60	67,500
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (b)		25	24,438
Linn Energy LLC, 6.25%, 11/01/19 (b)		238	239,785
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		7	7,123
8.63%, 4/15/20		20	21,900
7.75%, 2/01/21		60	63,600
MarkWest Energy Partners LP:
6.25%, 6/15/22		20	21,600
5.50%, 2/15/23		40	41,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23		50	48,625
Memorial Production Partners LP, 7.63%, 5/01/21 (b)		32	32,160
Newfield Exploration Co., 6.88%, 2/01/20		135	144,450
Northern Oil and Gas, Inc., 8.00%, 6/01/20		55	57,200
Oasis Petroleum, Inc.:
7.25%, 2/01/19		35	37,713
6.50%, 11/01/21		50	54,000
Offshore Group Investment Ltd., 7.13%, 4/01/23 (b)		69	71,242
Pacific Drilling SA, 5.38%, 6/01/20 (b)(c)		67	66,330
PBF Holding Co. LLC, 8.25%, 2/15/20		35	38,675
PDC Energy, Inc., 7.75%, 10/15/22 (b)		35	38,150
Penn Virginia Corp., 8.50%, 5/01/20 (b)		21	21,000
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		77	78,925
Petrobras Global Finance BV, 3.00%, 1/15/19		58	56,571
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		95	105,450
Plains Exploration & Production Co., 6.88%, 2/15/23		91	102,944

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	8

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.:
8.00%, 5/15/19	USD	20	$21,800
6.75%, 8/01/20		20	21,650
5.75%, 6/01/21		160	169,200
5.00%, 8/15/22		54	54,810
5.00%, 3/15/23 (b)		29	29,290
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18		70	75,075
Rosetta Resources, Inc., 5.63%, 5/01/21		45	45,113
Sabine Pass Liquefaction LLC (b):
5.63%, 2/01/21		170	170,637
5.63%, 4/15/23		100	100,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		305	340,075
6.50%, 11/01/20 (b)		55	57,612
SandRidge Energy, Inc.:
8.75%, 1/15/20		5	5,375
7.50%, 2/15/23		62	63,860
SESI LLC, 6.38%, 5/01/19		55	59,400
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		15	15,600
SM Energy Co.:
6.63%, 2/15/19		20	21,450
6.50%, 11/15/21		45	49,162
6.50%, 1/01/23		65	71,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (b)		26	27,105
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		40	42,800

			4,621,579

Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)		92	99,360
Boise Paper Holdings LLC:
9.00%, 11/01/17		15	15,975
8.00%, 4/01/20		5	5,550
Clearwater Paper Corp.:
7.13%, 11/01/18		95	102,837
4.50%, 2/01/23 (b)		5	4,938
NewPage Corp., 11.38%, 12/31/14 (a)(h)		337	—
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		25	25,500
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		45	46,800

			300,960

Pharmaceuticals — 1.6%
Elan Finance Plc/Elan Finance Corp., 6.25%, 6/15/21 (b)		255	256,275
		Par (000)	Value
Corporate Bonds

Pharmaceuticals (concluded)
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	68	$77,605
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		130	134,550
6.88%, 12/01/18		156	166,530
6.38%, 10/15/20		47	49,350
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18		102	112,519

			796,829

Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)		90	101,700

Real Estate Investment Trusts (REITs) — 0.6%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		46	47,610
Felcor Lodging LP:
6.75%, 6/01/19		181	193,217
5.63%, 3/01/23		41	41,718
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)(e)		20	28,188

			310,733

Real Estate Management & Development — 2.4%
CBRE Services, Inc., 6.63%, 10/15/20		55	59,400
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		145	161,675
Realogy Corp. (b):
7.88%, 2/15/19		425	466,437
7.63%, 1/15/20		120	135,900
9.00%, 1/15/20		55	63,938
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		56	55,580
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		230	261,050

			1,203,980

Road & Rail — 0.9%
The Hertz Corp.:
7.50%, 10/15/18		130	141,375
6.75%, 4/15/19		50	54,313
5.88%, 10/15/20		10	10,550
7.38%, 1/15/21		170	187,850
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		24	25,260

			419,348

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	9

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Semiconductors & Semiconductor Equipment — 0.8%
NXP BV/NXP Funding LLC (b):
3.75%, 6/01/18	USD	115	$113,275
5.75%, 2/15/21		200	210,000
Spansion LLC, 7.88%, 11/15/17		50	52,000

			375,275

Software — 1.6%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)		71	69,757
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(f)		47	48,293
Infor US, Inc., 9.38%, 4/01/19		350	394,625
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		27	28,215
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		155	156,937
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		78	86,970

			784,797

Specialty Retail — 2.8%
Asbury Automotive Group, Inc.:
7.63%, 3/15/17		60	61,726
8.38%, 11/15/20		60	67,200
Claire's Stores, Inc. (b):
9.00%, 3/15/19		149	167,625
7.75%, 6/01/20		55	55,688
CST Brands, Inc., 5.00%, 5/01/23 (b)		31	31,310
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	100	160,980
Limited Brands, Inc., 8.50%, 6/15/19	USD	140	172,025
Michaels Stores, Inc., 7.75%, 11/01/18		39	42,315
New Academy Finance Co. LLC, 8.00%, 6/15/18 (b)(f)		37	38,110
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		173	194,192
Penske Automotive Group, Inc., 5.75%, 10/01/22 (b)		51	53,741
QVC, Inc. (b):
7.50%, 10/01/19		100	110,106
7.38%, 10/15/20		55	60,774
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		90	99,788
5.75%, 6/01/22		83	87,358

			1,402,938

Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 6.88%, 5/01/22		75	83,156
PVH Corp., 4.50%, 12/15/22		41	40,898
		Par (000)	Value
Corporate Bonds

Textiles, Apparel & Luxury Goods (concluded)
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (b)(c)	USD	82	$81,590

			205,644

Trading Companies & Distributors — 1.2%
Air Lease Corp., 4.50%, 1/15/16		100	102,500
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		90	97,200
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust (b):
Series 2012-1, Class A 5.13%, 11/30/24		194	206,541
Series 2012-1, Class B 6.50%, 5/30/21		200	207,905

			614,146

Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18		150	161,438

Wireless Telecommunication Services — 4.8%
Cricket Communications, Inc., 7.75%, 10/15/20		96	95,760
Crown Castle International Corp., 5.25%, 1/15/23		187	189,338
Digicel Group Ltd., 8.25%, 9/30/20 (b)		200	213,000
Digicel Ltd., 6.00%, 4/15/21 (b)		200	199,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20		75	80,250
NII Capital Corp., 7.63%, 4/01/21		35	29,138
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	100	157,835
Softbank Corp., 4.50%, 4/15/20 (b)	USD	200	202,942
Sprint Capital Corp., 6.88%, 11/15/28		213	213,000
Sprint Nextel Corp. (b):
9.00%, 11/15/18		566	686,275
7.00%, 3/01/20		295	331,875

			2,398,413

Total Corporate Bonds – 106.7%			52,870,349

Floating Rate Loan Interests (g)

Airlines — 1.1%
Delta Air Lines, Inc., Term Loan B, 5.00%, 4/20/17		96	96,635
Northwest Airlines, Inc.:
Term Loan, 2.30%, 3/10/17		106	97,903
Term Loan, 2.30%, 3/10/17		107	98,725
Term Loan, 2.30%, 3/10/17		88	77,709
Term Loan, 1.68%, 9/10/18		90	79,507

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	10

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (g)

Airlines (concluded)
Northwest Airlines, Inc. (concluded):
Term Loan, 1.68%, 9/10/18	USD	89	$78,696

			529,175

Auto Components — 0.1%
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		25	25,302

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		70	69,843

Capital Markets — 0.7%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		156	157,950
Knight Capital Group, Inc., Term Loan B, 1.00%, 11/10/17		60	59,400
Nuveen Investments, Inc.:
Second Lien Term Loan, 6.50%, 2/28/19		70	70,175
Term Loan, 4.19%, 5/13/17		80	80,217

			367,742

Chemicals — 0.4%
INEOS US Finance LLC, 6 year Term Loan, 4.00%, 5/04/18		68	68,020
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		115	115,820

			183,840

Commercial Services & Supplies — 0.4%
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		95	95,654
Catalent Pharma Solutions Inc., Term Loan, 6.50%, 12/29/17		45	45,506
Spin Holdco Inc., Term Loan B, 4.25%, 11/15/19		40	40,200

			181,360

Communications Equipment — 1.4%
Alcatel-Lucent USA, Inc.:
Term Loan C, 7.25%, 1/30/19		234	236,707
Term Loan D, 7.50%, 1/30/19	EUR	90	117,998
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18	USD	20	18,840
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19		297	296,656

			670,201

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		179	179,920

Consumer Finance — 0.7%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		359	359,761

		Par (000)	Value
Floating Rate Loan Interests (g)

Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19	USD	45	$44,775

Diversified Consumer Services — 0.2%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		25	24,757
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		80	79,785

			104,542

Diversified Telecommunication Services — 0.7%
Level 3 Financing, Inc.:
Term Loan, 4.75%, 8/01/19		250	251,798
Term Loan B, 4.75%, 2/01/16		50	50,185
Term Loan B, 5.25%, 8/01/19		40	40,525

			342,508

Energy Equipment & Services — 0.2%
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		95	95,218

Food & Staples Retailing — 0.3%
JC Penney Corp., Inc., First Lien Term Loan, 6.00%, 4/30/18		120	121,575
Rite Aid Corp., Second Lien Term Loan, 5.75%, 8/21/20		20	20,621

			142,196

Food Products — 0.1%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		35	35,120

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan, 4.00%, 5/17/19		50	49,669
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		129	128,944
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		45	45,556

			224,169

Health Care Providers & Services — 0.2%
Genesis HealthCare Corp., Term Loan B, 10.00% - 10.75%, 9/25/17		42	43,660
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		79	77,841

			121,501

Hotels, Restaurants & Leisure — 3.1%
Harrah's Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		1,196	1,091,350
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		195	194,917

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	11

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (g)

Hotels, Restaurants & Leisure (concluded)
Station Casinos, Inc., Term Loan B, 5.00%, 3/01/20	USD	170	$171,572
Travelport LLC:
Second Lien PIK Term Loan 2, 8.38%, 12/01/16		71	70,863
Second Lien Term Loan 1, 9.50%, 1/29/16		12	12,100

			1,540,802

Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		94	95,116

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		55	55,137

IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.95%, 5/09/17		12	11,927
First Data Corp., Extended Term Loan B, 4.20%, 3/23/18		130	129,405

			141,332

Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		35	35,260

Machinery — 0.6%
Rexnord LLC, Term Loan B, 3.75%, 4/02/18		83	83,877
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		209	209,481

			293,358

Media — 3.6%
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14		59	46,502
Tranche 1 Incremental, 7.50%, 7/03/14		238	187,078
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		58	53,658
Term Loan C, 3.84%, 1/29/16		16	14,369
Term Loan D, 3.84%, 1/29/16		217	202,049
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		45	45,041
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		68	68,306
Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, 4/02/18		1,039	1,045,427
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		70	69,998
		Par (000)	Value
Floating Rate Loan Interests (g)

Media (concluded)
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20	USD	39	$38,866
Virgin Media Investment Holdings, Term Loan B, 1.00%, 2/17/20		20	19,961

			1,791,255

Metals & Mining — 1.1%
Constellium Holdco BV, Term Loan B, 6.25%, 3/25/20		150	152,438
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		393	394,813

			547,251

Oil, Gas & Consumable Fuels — 1.4%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		325	332,940
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		126	126,805
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		40	40,210
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		146	147,307
Term Loan B, 5.75%, 3/22/19		60	60,700

			707,962

Pharmaceuticals — 0.3%
Par Pharmaceutical Co., Inc., Term Loan B, 4.25%, 9/30/19		119	119,519
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		49	49,661

			169,180

Professional Services — 0.1%
Truven Health Analytics, Inc.(FKA Thomson Reuters (Healthcare), Inc.), Term Loan B, 4.50%, 6/01/19		60	59,649

Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		118	119,067

Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		14	14,553
Extended Term Loan, 4.50%, 3/05/20		105	105,941

			120,494

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	12

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (g)

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.19%, 9/29/17	USD	47	$46,784

Software — 0.6%
GCA Services Group, Inc., Second Lien Term Loan, 9.25%, 10/22/20		10	10,150
Infor US, Inc., Term Loan B2, 5.25% - 6.25%, 4/05/18		203	205,398
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		85	88,825

			304,373

Specialty Retail — 0.2%
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19		90	90,298

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		183	184,066
PVH Corp., Term Loan B, 3.25%, 2/13/20		75	75,319

			259,385

Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		100	101,167

Wireless Telecommunication Services — 1.1%
Vodafone Americas Finance 2, Inc.(f):
PIK Term Loan, 6.88%, 8/11/15		277	280,343
PIK Term Loan B, 6.25%, 7/11/16		258	264,258

			544,601

Total Floating Rate Loan Interests – 21.6%			10,699,644

		Shares
Investment Companies

Exchange-Traded Fund — 0.9%
iShares iBoxx $ High Yield Corporate Bond Fund (j)		4,699	436,631

Total Investment Companies – 0.9%			436,631

	Shares	Value
Preferred Securities

Preferred Stocks

Auto Components — 1.1%
Dana Holding Corp., 4.00% (b)(e)	3,560	$567,153

Trust Preferreds

Diversified Financial Services — 1.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	21,620	573,329

Total Preferred Securities – 2.3%		1,140,482

Warrants (k)

Bankruptcy Management Solutions, Inc., (Expires 9/28/17)	61	—
HMH Holdings/EduMedia, (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	176	—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $65,948,912) – 139.3%		69,028,625

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (j)(l)	2,980,851	2,980,851

Total Short-Term Securities (Cost – $2,980,851) – 6.0%		2,980,851

Options Purchased

(Cost – $2,933) – 0.0%		—
Total Investments Before Options Written (Cost – $68,932,696*) – 145.3%		72,009,476

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	13

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
Value

Options Written

(Premiums Received – $18,225) – (0.0)%	$(20,036)

Total Investments, Net of Options Written – 145.3%	71,989,440
Liabilities in Excess of Other Assets – (45.3)%	(22,458,674)
__________________________________________________
Net Assets – 100.0%	$49,530,766

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$69,063,102

	Gross unrealized appreciation	$3,761,021
	Gross unrealized depreciation	(814,647)

	Net unrealized appreciation	$2,946,374

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$21,685	$(171)
Cantor Fitzgerald & Co., Inc.	$9,800	$(173)
Citigroup, Inc.	$7,035	$591
Credit Suisse Group AG	$220,500	$(3,898)
Goldman Sachs Group, Inc.	$223,930	$(3,070)
Jefferies & Co.	$36,168	$(833)
JPMorgan Chase & Co.	$71,640	$(1,149)
Pershing LLC	$4,975	$(80)

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Convertible security.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	1,204,968	1,775,883	2,980,851	$ 479	$ 12
iShares iBoxx $ High Yield Corporate Bond Fund	–	4,699	4,699	–	–

(k)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(l)	Represents the current yield as of report date.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	14

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD	589,405	GBP	385,000	Barclays Plc	7/17/13	$4,605
USD	999,893	EUR	766,000	Barclays Plc	7/23/13	4,013

Total	$8,618
•	Over-the-counter options purchased as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value

Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD	942.86	12/14/19	3	—

•	Over-the-counter credit default swaptions written as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Market Value
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Call	USD 103.50	Receive	Dow Jones CDX North America High Yield, Series 19, Version 1	B+	6/19/13	USD	750	$(19,982)
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD 97.50	Pay	Dow Jones CDX North America High Yield, Series 19, Version 1	B+	6/19/13	USD	750	(54)
Total										$(20,036)
[1]	Using S&P’s rating of the underlying securities of the index.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps - buy protection outstanding as of May 31, 2013 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	225	$(7,392)

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	15

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

	Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	13	$664
	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	46	4,341
	Goodyear Tire & Rubber Co.	5.00%	Barclays Plc	12/20/15	BB-	USD	95	1,958
	Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/16	CCC-	USD	12	(284)
	Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/16	CCC-	USD	11	(575)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	17	84
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	17	84
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	53	(393)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	26	(512)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	74	(4,858)
	Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC-	USD	13	(426)
	Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	6/20/16	CCC-	USD	30	(2,482)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	35	(675)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	70	(1,947)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	74	(1,797)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	21	(1,426)
	ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B-	USD	50	5,700
	ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B-	USD	35	2,795
	Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/17	CCC-	USD	11	(574)
	Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	33	(2,146)

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	16

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	40	$(1,116)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	23	(1,062)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	80	16,135
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	280	64,913

Total							$76,401

[1]		Using S&P’s rating of the issuer.
[2]							The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•							Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$3,458,405	$244,491	$178,623	$3,881,519
Corporate Bonds	—	52,544,696	325,653	52,870,349
Floating Rate Loan Interests	—	9,072,251	1,627,393	10,699,644
Investment Companies	436,631	—	—	436,631
Preferred Securities	573,329	567,153	—	1,140,482
Short-Term Securities	2,980,851	—	—	2,980,851
Total	$7,449,216	$62,428,591	$2,131,669	$72,009,476

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	17

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$96,674	—	$96,674
Foreign currency exchange contracts	—	8,618	—	8,618
Liabilities:
Credit contracts	—	(47,701)	—	(47,701)
Total	—	$57,591	—	$57,591

[1]	Derivative financial instruments are swaps, foreign currency exchange contracts, and options written. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$85,261	—	—	$85,261
Foreign currency at value	11,454	—	—	11,454
Cash pledged as collateral for options written	10,000	—	—	10,000
Liabilities:
Loans payable	—	$(21,000,000)	—	(21,000,000)
Cash received for financial futures contracts	—	(12,264)	—	(12,264)
Total	$106,715	$(21,012,264)	—	$(20,905,549)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	18

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)
A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2012	$1	$638,018	$1,898,540	$1	$2,536,560
Transfers into Level 3[1]	—	247,288	319,021	—	566,309
Transfers out of Level 3[1]	—	—	(136,510)	—	(136,510)
Accrued discounts/premiums	—	114	5,862	—	5,976
Net realized gain (loss)	—	1,255	12,702	—	13,957
Net change in unrealized appreciation/depreciation[2]	119,582	(221,329)	117,207	(1)	15,459
Purchases	59,040	203,900	651,712	—	914,652
Sales	—	(543,593)	(1,241,141)	—	(1,784,734)
Closing Balance, as of May 31, 2013	$178,623	$325,653	$1,627,393	—	$2,131,669

[1]					Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $566,309 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]					The change in unrealized appreciation/ depreciation on investments still held as of May 31, 2013 was $(87,791).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

					Credit Contracts
Liabilities:
Opening Balance, as of August 31, 2012					$90,639
Transfers into Level 3[1]					—
Transfers out of Level 3[1]					(23,950)
Accrued discounts/premiums					—
Net realized gain (loss)					—
Net change in unrealized appreciation/depreciation[2]					(66,689)
Purchases					—
Issues[3]					—
Sales					—
Settlements[4]					—
Closing Balance, as of May 31, 2013					$—

[1]					Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]					The change in unrealized appreciation/ depreciation on investments still held as of May 31, 2013 was $0.
[3]					Issues represent upfront cash received on certain derivative financial instruments.
[4]					Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2013	19

Item 2 – Controls and Procedures

2(a) –   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock High Yield Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock High Yield Trust

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock High Yield Trust

Date: July 25, 2013